Amounts receivable (Schedule of Amounts Receivable) (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other current receivables [abstract]
Amounts due from government assistance and government loans	$ 1,322
Sales tax receivable	481	406
Revenue from subcontracts		45
Other	209	394
Amounts receivable (note 5)	$ 2,012	$ 845